Schedule of other current liabilities (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Advance from customers		₨ 531,526	₨ 537,002
Statutory liabilities		79,368	106,317
Other liabilities		58,075	100,113
Deferred Consideration		41,656	38,858
Total	$ 9,367	₨ 710,625	₨ 782,290